Schedule II - Valuation and Qualifying Accounts (Details) - Valuation Allowance for Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 27,388	$ 5,731	$ 88
Charged to costs and expenses	7,074	12,698	5,643
Charged to other accounts	1,589	8,959	0
Deductions	0	0	0
Balance at end of period	$ 36,051	$ 27,388	$ 5,731